TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2016
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 220.0	SFr 258.0	SFr 220.0	SFr 258.0
Weighted-average life, in years	6 years 3 months 19 days	7 years 2 months 13 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (5.0)	SFr (6.0)	(5.0)	(6.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(9.7)	(11.7)	(9.7)	(11.7)
Impact on fair value from 10% adverse change in expected credit losses	(3.2)	(3.5)	(3.2)	(3.5)
Impact on fair value from 20% adverse change in expected credit losses	SFr (6.3)	SFr (6.9)	(6.3)	(6.9)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.20%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.30%	0.70%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	13.20%	28.80%
Expected credit losses rate (rate per annum), in % (as a percent)	10.40%	28.00%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 106.0	SFr 70.0	106.0	70.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,441.0	SFr 1,851.0	1,441.0	1,851.0
Weighted-average life, in years	8 years	8 years 1 month 5 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (34.1)	SFr (28.7)	(34.1)	(28.7)
Impact on fair value from 20% adverse change in prepayment speed	(67.2)	(55.9)	(67.2)	(55.9)
Impact on fair value from 10% adverse change in cash flow discount rate	(38.5)	(48.1)	(38.5)	(48.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(74.8)	(93.5)	(74.8)	(93.5)
Impact on fair value from 10% adverse change in expected credit losses	(22.1)	(27.3)	(22.1)	(27.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (43.3)	SFr (53.3)	(43.3)	(53.3)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.00%	2.00%
Cash flow discount rate per annum, in % (as a percent)	1.90%	1.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.80%	0.90%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	21.40%	26.90%
Cash flow discount rate per annum, in % (as a percent)	37.00%	47.20%
Expected credit losses rate (rate per annum), in % (as a percent)	35.80%	44.90%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 367.0	SFr 523.0	367.0	523.0
Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 471.0	SFr 443.0	471.0	443.0
Weighted-average life, in years	6 years	5 years 7 months 7 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (8.9)	SFr (8.3)	(8.9)	(8.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(17.5)	(16.4)	(17.5)	(16.4)
Impact on fair value from 10% adverse change in expected credit losses	(5.0)	(5.1)	(5.0)	(5.1)
Impact on fair value from 20% adverse change in expected credit losses	SFr (10.0)	SFr (10.0)	(10.0)	(10.0)
Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.10%	0.80%
Expected credit losses rate (rate per annum), in % (as a percent)	0.80%	0.90%
Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	21.20%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	21.20%	21.20%
Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 31.0	SFr 32.0	31.0	32.0
Bank | CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	220.0	258.0	SFr 220.0	SFr 258.0
Weighted-average life, in years			6 years 3 months 19 days	7 years 2 months 13 days
Impact on fair value from 10% adverse change in cash flow discount rate	(5.0)	(6.0)	SFr (5.0)	SFr (6.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(9.7)	(11.7)	(9.7)	(11.7)
Impact on fair value from 10% adverse change in expected credit losses	(3.2)	(3.5)	(3.2)	(3.5)
Impact on fair value from 20% adverse change in expected credit losses	(6.3)	(6.9)	SFr (6.3)	SFr (6.9)
Bank | CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)			1.20%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)			0.30%	0.70%
Bank | CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)			13.20%	28.80%
Expected credit losses rate (rate per annum), in % (as a percent)			10.40%	28.00%
Bank | CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	106.0	70.0	SFr 106.0	SFr 70.0
Bank | RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	1,441.0	1,851.0	SFr 1,441.0	SFr 1,851.0
Weighted-average life, in years			8 years	8 years 1 month 5 days
Impact on fair value from 10% adverse change in prepayment speed	(34.1)	(28.7)	SFr (34.1)	SFr (28.7)
Impact on fair value from 20% adverse change in prepayment speed	(67.2)	(55.9)	(67.2)	(55.9)
Impact on fair value from 10% adverse change in cash flow discount rate	(38.5)	(48.1)	(38.5)	(48.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(74.8)	(93.5)	(74.8)	(93.5)
Impact on fair value from 10% adverse change in expected credit losses	(22.1)	(27.3)	(22.1)	(27.3)
Impact on fair value from 20% adverse change in expected credit losses	(43.3)	(53.3)	SFr (43.3)	SFr (53.3)
Bank | RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)			1.00%	2.00%
Cash flow discount rate per annum, in % (as a percent)			1.90%	1.70%
Expected credit losses rate (rate per annum), in % (as a percent)			0.80%	0.90%
Bank | RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)			21.40%	26.90%
Cash flow discount rate per annum, in % (as a percent)			37.00%	47.20%
Expected credit losses rate (rate per annum), in % (as a percent)			35.80%	44.90%
Bank | RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	367.0	523.0	SFr 367.0	SFr 523.0
Bank | Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	471.0	443.0	SFr 471.0	SFr 443.0
Weighted-average life, in years			6 years	5 years 7 months 7 days
Impact on fair value from 10% adverse change in cash flow discount rate	(8.9)	(8.3)	SFr (8.9)	SFr (8.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(17.5)	(16.4)	(17.5)	(16.4)
Impact on fair value from 10% adverse change in expected credit losses	(5.0)	(5.1)	(5.0)	(5.1)
Impact on fair value from 20% adverse change in expected credit losses	(10.0)	(10.0)	SFr (10.0)	SFr (10.0)
Bank | Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)			1.10%	0.80%
Expected credit losses rate (rate per annum), in % (as a percent)			0.80%	0.90%
Bank | Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)			21.20%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)			21.20%	21.20%
Bank | Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 31.0	SFr 32.0	SFr 31.0	SFr 32.0